ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning balance	¥ 5,231,628		¥ 5,363,184	¥ 5,201,004
Current year other comprehensive income (loss)	(133,439)	$ (20,450)	(8,075)	88,652
Ending balance	6,897,480	1,057,085	5,231,628	5,363,184
Accumulated Translation Adjustment
ACCUMULATED OTHER COMPREHENSIVE INCOME
Beginning balance	77,904		85,979	(2,673)
Current year other comprehensive income (loss)	(133,439)		(8,075)	88,652
Ending balance	¥ (55,535)	$ (8,511)	¥ 77,904	¥ 85,979